Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued liabilities and other current liabilities
Revenue sharing fees	¥ 810,718		¥ 928,756
Salaries and welfare	172,498		156,152
Marketing and promotion expenses	107,709		110,159
Bandwidth costs	87,818		120,849
License fees and content cost	86,662		122,033
Payable for construction in progress	61,016		11,981
Other taxes payable	32,154		25,044
Deposits from content providers, suppliers and advertising customers	18,867		35,967
Others	97,385		83,008
Total	¥ 1,474,827	$ 207,726	¥ 1,593,949